Goodwill - Additional information (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Impairment Loss	¥ 3,993,430
Terminal Value Longterm Future Growth Rate Used TO Determine The Estimated Fair Value	3.00%
Discount Rate Used To Determine The Estimated Fair Value	20.00%